Earnings Per Share (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Numerator:
Net loss	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	160,823,831					193,981,153
Stock options
Weighted-average shares outstanding - Diluted	160,823,831					193,981,153
Weighted-average shares outstanding - Basic & Diluted	160,823,831	212,056,647	208,758,821	211,432,361	207,230,133	193,981,153
Earnings per share
-Basic	$ 0.00					$ (0.06)
-Diluted	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ (0.05)	$ (0.06)